2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019
Restricted Cash	$ 400,543	$ 568,673	$ 0
Allowance for doubtful accounts	0	110,658	0
Reserve for obsolete inventory	26,097	26,097	26,097
Uninsured cash balances	$ 2,183,875	$ 6,379,322	$ 279,412
Sales Revenue, Net [Member] | One Customer
Concentration risk percentage	20.00%	84.00%
Accounts Receivable [Member] | One Customer
Concentration risk percentage	8.50%	98.00%